SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Revenue by Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 11,193	$ 15,585	$ 14,631
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,587	2,694	3,485
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,217	3,308	1,947
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	224	2,622	5,852
Scandinavia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,152	3,601	1,360
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,519	1,184	538
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,494	$ 2,176	$ 1,449